LONG-TERM DEBT - Principal repayments of long-term debt (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Less than 1 year
Principal repayments of long-term debt
Principal amount	$ 27.1
2022
Principal repayments of long-term debt
Principal amount	1,018.0
2023
Principal repayments of long-term debt
Principal amount	1,593.4
2024
Principal repayments of long-term debt
Principal amount	763.5
2025
Principal repayments of long-term debt
Principal amount	400.0
5 years or more
Principal repayments of long-term debt
Principal amount	$ 1,938.5